Schedule of Short-Term Debt Obligations (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Short-term Debt [Line Items]
Short term debt	$ 253,530		$ 5,664,827		$ 2,007,597
Senior Lender | Note payable - working capital
Short-term Debt [Line Items]
Debt instrument, effective interest rate, minimum			6.50%	[1]
Debt instrument, effective interest rate, maximum			7.00%	[1]
Short term debt			2,814,027		778,287
Senior Lender | Note payable - Legacy
Short-term Debt [Line Items]
Short term debt			2,814,027
Other Lenders | Note payable - working capital
Short-term Debt [Line Items]
Debt instrument, effective interest rate			5.00%	[1]
Short term debt			800,000		796,231
Other Lenders | Note payable - S&H Leasing
Short-term Debt [Line Items]
Debt instrument, effective interest rate			11.50%	[1]
Short term debt			1,865,600
Other Lenders | Insurance premium financings
Short-term Debt [Line Items]
Debt instrument, effective interest rate, minimum	3.10%	[2]	3.00%	[1]
Debt instrument, effective interest rate, maximum	4.80%	[2]	3.90%	[1]
Short term debt	241,414		101,135		176,837
Other Lenders | Note Payable Medicare Cost Report
Short-term Debt [Line Items]
Debt instrument, effective interest rate	10.10%	[2]	10.10%	[1]
Short term debt	12,116		84,065
Other Lenders | Note payable - HC REIT
Short-term Debt [Line Items]
Short term debt					100,000
Other Lenders | Notes payable - acquisition
Short-term Debt [Line Items]
Short term debt					$ 156,242

[1]	Effective rate as of December 31, 2013
[2]	Effective rate as of September 30, 2014